Note 12 - Income Taxes (Details) - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits [Abstract]
Balance at April 1, 2010	¥ 9,391,000	¥ 0	¥ 0
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951,000)
Translation adjustment	¥ (440,000)